Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Accumulated deficit	$ (43,933)	$ (59,194)
Cash and cash equivalents	$ 2,065	$ 6,649	$ 3,758	$ 3,027
Predecessor Company [Member]
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Date of incorporation	Jul. 13, 2005
Accumulated deficit	$ (198,014)			(186,629)
Cash and cash equivalents	20,703			$ 11,565
Working capital	$ 20,000